Cover	Jul. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	001-41038
Entity Registrant Name	STRAN & COMPANY, INC.
Entity Central Index Key	0001872525
Entity Tax Identification Number	04-3297200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Heritage Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02171
City Area Code	800
Local Phone Number	833-3309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STRN
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Trading Symbol	STRNW
Security Exchange Name	NASDAQ